LVIP Wellington Capital Growth Fund
Schedule of Investments
March 31, 2024 (unaudited)

	Number of Shares	Value (U.S. $)
COMMON STOCK–99.51%
Aerospace & Defense–1.48%
Airbus SE ADR	120,523	$5,563,342
General Dynamics Corp.	22,474	6,348,680
		11,912,022
Biotechnology–0.93%
†Vertex Pharmaceuticals, Inc.	17,914	7,488,231
		7,488,231
Capital Markets–5.83%
ARES Management Corp. Class A	73,226	9,737,593
KKR & Co., Inc.	92,727	9,326,482
Morgan Stanley	81,707	7,693,531
MSCI, Inc.	13,859	7,767,277
S&P Global, Inc.	29,359	12,490,786
		47,015,669
Commercial Services & Supplies–1.72%
†Copart, Inc.	161,542	9,356,513
Waste Connections, Inc.	26,290	4,522,143
		13,878,656
Consumer Finance–1.18%
American Express Co.	41,924	9,545,676
		9,545,676
Diversified Financial Services–4.83%
†Corpay, Inc.	39,240	12,107,109
Mastercard, Inc. Class A	45,752	22,032,791
Visa, Inc. Class A	17,196	4,799,060
		38,938,960
Entertainment–2.22%
†Netflix, Inc.	21,806	13,243,438
†Spotify Technology SA	17,801	4,697,684
		17,941,122
Health Care Equipment & Supplies–1.09%
†Boston Scientific Corp.	70,230	4,810,053
Stryker Corp.	11,127	3,982,019
		8,792,072
Health Care Providers & Services–1.65%
UnitedHealth Group, Inc.	26,848	13,281,706
		13,281,706
Health Care REITs–1.29%
Welltower, Inc.	111,289	10,398,844
		10,398,844
Hotels, Restaurants & Leisure–3.95%
†Airbnb, Inc. Class A	49,398	8,148,694
†Chipotle Mexican Grill, Inc.	1,628	4,732,222
†DraftKings, Inc. Class A	191,453	8,693,881
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Hotels, Restaurants & Leisure (continued)
Hilton Worldwide Holdings, Inc.	48,409	$10,326,124
		31,900,921
Industrial REITs–0.80%
Prologis, Inc.	49,751	6,478,575
		6,478,575
Insurance–2.47%
Marsh & McLennan Cos., Inc.	29,114	5,996,902
Progressive Corp.	67,541	13,968,829
		19,965,731
Interactive Media & Services–9.91%
†Alphabet, Inc. Class C	265,578	40,436,906
Meta Platforms, Inc. Class A	77,939	37,845,620
†ZoomInfo Technologies, Inc.	101,950	1,634,258
		79,916,784
IT Services–2.06%
†Gartner, Inc.	13,472	6,421,698
†MongoDB, Inc.	10,813	3,877,974
†Shopify, Inc. Class A	81,985	6,326,783
		16,626,455
Life Sciences Tools & Services–1.74%
Danaher Corp.	46,382	11,582,513
†Mettler-Toledo International, Inc.	1,824	2,428,273
		14,010,786
Machinery–0.24%
IDEX Corp.	8,021	1,957,284
		1,957,284
Multiline Retail–6.94%
†Amazon.com, Inc.	310,357	55,982,196
		55,982,196
Pharmaceuticals–4.33%
Eli Lilly & Co.	32,939	25,625,224
Zoetis, Inc.	54,955	9,298,936
		34,924,160
Professional Services–1.34%
TransUnion	135,897	10,844,581
		10,844,581
Road & Rail–1.86%
†Uber Technologies, Inc.	194,697	14,989,722
		14,989,722
Semiconductors & Semiconductor Equipment–14.88%
†Advanced Micro Devices, Inc.	59,044	10,656,852
†ARM Holdings PLC ADR	10,782	1,347,642
ASML Holding NV	10,486	10,176,348
LVIP Wellington Capital Growth Fund–1

LVIP Wellington Capital Growth Fund
Schedule of Investments (continued)
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Semiconductors & Semiconductor Equipment (continued)
KLA Corp.	9,955	$6,954,264
Marvell Technology, Inc.	105,393	7,470,256
Microchip Technology, Inc.	120,515	10,811,401
Monolithic Power Systems, Inc.	18,473	12,513,980
NVIDIA Corp.	66,533	60,116,557
		120,047,300
Software–17.97%
†Atlassian Corp. Class A	34,755	6,781,048
†Cadence Design Systems, Inc.	18,124	5,641,639
†HubSpot, Inc.	12,256	7,679,119
Intuit, Inc.	19,125	12,431,250
Microsoft Corp.	201,591	84,813,366
Salesforce, Inc.	35,707	10,754,234
†ServiceNow, Inc.	14,529	11,076,910
†Workday, Inc. Class A	21,115	5,759,116
		144,936,682
Specialized REITs–2.01%
American Tower Corp.	39,829	7,869,812
Equinix, Inc.	10,142	8,370,497
		16,240,309
	Number of Shares	Value (U.S. $)
COMMON STOCK (continued)
Specialty Retail–1.63%
†O'Reilly Automotive, Inc.	1,967	$2,220,507
TJX Cos., Inc.	107,639	10,916,747
		13,137,254
Technology Hardware, Storage & Peripherals–4.78%
Apple, Inc.	225,123	38,604,092
		38,604,092
Textiles, Apparel & Luxury Goods–0.38%
†Lululemon Athletica, Inc.	7,892	3,083,010
		3,083,010
Total Common Stock (Cost $387,522,997)		802,838,800

MONEY MARKET FUND–0.60%
State Street Institutional U.S. Government Money Market Fund -Premier Class (seven-day effective yield 5.26%)	4,815,102	4,815,102
Total Money Market Fund (Cost $4,815,102)		4,815,102

TOTAL INVESTMENTS–100.11% (Cost $392,338,099)	807,653,902
LIABILITIES NET OF RECEIVABLES AND OTHER ASSETS–(0.11%)	(888,169)
NET ASSETS APPLICABLE TO 12,908,356 SHARES OUTSTANDING–100.00%	$806,765,733

†Non-income producing.

Summary of Abbreviations:
ADR–American Depositary Receipt
IT–Information Technology
REIT–Real Estate Investment Trust
S&P–Standard & Poor’s
See accompanying notes.
LVIP Wellington Capital Growth Fund–2

LVIP Wellington Capital Growth Fund
Notes
March 31, 2024 (unaudited)
1. Significant Accounting Policies
Lincoln Variable Insurance Products Trust (“LVIP” or the “Trust”)–LVIP Wellington Capital Growth Fund (the “Fund”) is considered an investment company under U.S. generally accepted accounting principles (“U.S. GAAP”) and follows the accounting and reporting guidelines for investment companies. The following accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with U.S. GAAP including, but not limited to, Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC"), Topic 946, "Financial Services- Investment Companies".
Security Valuation–Domestic equity securities, except those traded on The Nasdaq Stock Market LLC (“Nasdaq”), are valued at the last quoted sales price as of the time of the regular close of the exchange on which they are traded on the valuation date. Equity securities traded on Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sale price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices is used, which approximates fair value.   Securities listed on a foreign exchange are valued at the official close price on the foreign stock exchange on which the security is primarily traded, if available. Foreign equity securities for which an official close price is not available are valued at the last quoted sales price on the valuation date.   Open-end investment companies are valued at their closing net asset value (“NAV”).   Investments in government money market funds have a stable NAV.   Other investments for which market quotations are not reliable or readily available are generally valued at fair value by the Fund's Fair Valuation Committee as determined in good faith under policies adopted by the Fund’s Board of Trustees (the “Board”). The Valuation Committee was established by Lincoln Financial Investments Corporation ("LFI"), the Board designated "valuation designee", to perform fair valuations pursuant to SEC Rule 2a-5. In determining whether market quotations are reliable or readily available, various factors are taken into consideration, such as sub-adviser recommendations, market closures or trends, political events, the nature of and duration of any restrictions on disposition, halt or suspension of trading in a security, stale pricing where the unchanged price is no longer reflective of current market value, or out of tolerance pricing defined as when the daily price of the security varies by more than established tolerance guidelines from the price applied on the prior business day, as applicable.   The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may value foreign securities using fair value prices based on third-party vendor modeling tools (“international fair value pricing”).
2. Investments
U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. Each investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation.The three level hierarchy of inputs is summarized below.
Level 1–
inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, options contracts)
Level 2–
other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing)
Level 3–
inputs are significant unobservable inputs (including the Fund's own assumptions used to determine the fair value of investments) (e.g., indicative quotes from brokers, fair valued securities)
LVIP Wellington Capital Growth Fund–3

LVIP Wellington Capital Growth Fund
Notes (continued)
 2. Investments (continued)
The following table summarizes the valuation of the Fund's investments by fair value hierarchy levels as of March 31, 2024:
	Level 1	Level 2	Level 3	Total
Investments:
Assets:
Common Stock	$802,838,800	$—	$—	$802,838,800
Money Market Fund	4,815,102	—	—	4,815,102
Total Investments	$807,653,902	$—	$—	$807,653,902
There were no Level 3 investments at the beginning or end of the period.
3. Subsequent Events
At a meeting held on March 4-5, 2024, of the Board of Trustees ("Board") of the Trust, the Board approved an Agreement and Plan of Reorganization to merge the Fund with and into the LVIP American Century Ultra® Fund (the "Acquiring Fund"). The Reorganization is subject to certain conditions, including approval by shareholders of the Fund. The Fund's Reorganization is expected to be completed on or about August 23, 2024 ("Closing Date").
LVIP Wellington Capital Growth Fund–4